As filed with the Securities and Exchange Commission on December 7, 2015

File Nos. 333-206888

811-23097

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒
And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 3	☒

COHEN & STEERS LOW DURATION

PREFERRED AND INCOME FUND, INC.

(Exact Name Of Registrant As Specified In Charter)

280 Park Avenue, New York, NY 10017

(Address Of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (212) 832-3232

Tina M. Payne, Esq.

Cohen & Steers Low Duration Preferred and Income Fund, Inc.

280 Park Avenue

New York, New York 10017

(Name And Address Of Agent Of Service Of Process)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

Approximate Date of Proposed Public Offering : As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 7th day of December, 2015.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

By:	/s/ ADAM M. DERECHIN
Adam M. Derechin
President and CEO

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	SIGNATURE	TITLE	DATE

By:	/s/ ADAM M. DERECHIN	President and Chief Executive Officer (Principal Executive Officer)	December 7, 2015
(ADAM M. DERECHIN)

By:	/s/ JAMES GIALLANZA	Treasurer (Principal Financial and Accounting Officer)	December 7, 2015
(JAMES GIALLANZA)

	*	Chairman and Director	December 7, 2015
(ROBERT H. STEERS)

	*	Director	December 7, 2015
(JOSEPH M. HARVEY)

	*	Director	December 7, 2015
(MICHAEL G. CLARK)

	*	Director	December 7, 2015
(BONNIE COHEN)

	*	Director	December 7, 2015
(GEORGE GROSSMAN)

	*	Director	December 7, 2015
(DEAN JUNKANS)

	*	Director	December 7, 2015
(RICHARD E. KROON)

	*	Director	December 7, 2015
(GERALD J. MAGINNIS)

	*	Director	December 7, 2015
(JANE F. MAGPIONG)

	*	Director	December 7, 2015
(RICHARD J. NORMAN)

	*	Director	December 7, 2015
(FRANK K. ROSS)

	*	Director	December 7, 2015
(C. EDWARD WARD, JR.)

*By:	/s/ TINA M. PAYNE		December 7, 2015
Tina M. Payne
ATTORNEY-IN-FACT

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase